Statement of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Stockholder Distribution	Retained Earnings (Accumulated Deficit)	Total
Balance at Dec. 31, 2012	$ 93,750	$ (68,566)		$ (66,335)	$ (41,151)
Balance (in shares) at Dec. 31, 2012	9,375,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Stock	$ 213,800				213,800
Sale of Stock (in shares)	21,380,000
Net Loss				(80,156)	(80,156)
Balance at Dec. 31, 2013	$ 307,550	(68,566)		(146,491)	92,493
Balance (in shares) at Dec. 31, 2013	30,755,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss				(69,364)	(69,364)
Balance at Dec. 31, 2014	$ 307,550	(68,566)		(215,855)	$ 23,129
Balance (in shares) at Dec. 31, 2014	30,755,000				30,755,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss				(69,228)	$ (69,228)
Balance at Dec. 31, 2015	$ 307,550	$ (68,566)		$ (285,083)	$ (46,099)
Balance (in shares) at Dec. 31, 2015	30,755,000				30,755,000